Flat Rock Opportunity Fund
Schedule of Investments
March 31, 2025 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS EQUITY
(a)(b)(c)
— 100.30% Principal Amount Fair Value
Allegro CLO XIV Ltd., Series 2021-2A, Subordinated Notes, 12.47%,
10/15/2034 $ 11,800,000 $ 5,372,818
ALM 2020 Ltd., Series 2020-1A, Subordinated Notes, 0.00%, 10/15/2029 8,000,000 148,000
Audax Interests, Series 2023-8a, 11.73%, 10/20/2035 15,000,000 10,967,672
Audax Senior Debt CLO 12 LLC, Series 12I, Subordinated Notes, 17.73%,
4/22/2037 8,500,000 7,862,500
Audax Senior Debt CLO 9 LLC, Series 2024-9A, Subordinated Notes,
14.63%, 4/20/2036 19,000,000 16,566,706
Bain Capital Credit CLO Ltd., Series 2021-3A, Subordinated Notes,
15.46%, 7/24/2034 12,800,000 6,720,589
Barings Middle Market CLO Ltd., Series 2021-1, Subordinated Notes,
17.54%, 7/20/2033 3,240,000 2,756,398
Barings Middle Market CLO Ltd., Series 2023-1A, Subordinated Notes,
10.55%, 1/20/2036 17,000,000 14,300,642
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Subordinated
Notes, 22.05%, 1/15/2035 9,246,257 7,569,649
BlackRock Baker CLO Ltd., Series 2021-8A, Class VDN, 4.58%,
1/15/2034 7,347,140 1,477,930
BlackRock Elbert CLO V, LLC, Series 5I, Subordinated Notes, 3.70%,
6/15/2034 6,500,000 3,916,511
BlackRock Maroon Bells CLO XI, LLC, Series 1A, Subordinated Notes,
18.15%, 1/15/2038 11,643,312 6,876,923
Blackrock Mt. Hood CLO X, LLC, Series 1A, Class VDN, 7.10%,
4/20/2035 20,600,000 9,110,970
Brightwood Capital MM CLO Ltd., Series 2023-1, Class E, 14.36%,
10/15/2035 14,945,879 11,161,295
Churchill Middle Market CLO III Ltd., Series 2021-1A, Subordinated
Notes, 12.27%, 10/24/2033 21,500,000 14,650,157
Churchill Middle Market CLO IV Ltd., Series 1I, Subordinated Notes,
17.03%, 4/23/2036 7,000,000 4,752,985
FCO XXVII Warehouse, 16.00%, 12/31/2049
(d)(e)
11,730,000 11,730,000
Great Lakes CLO Ltd., Series 2014-1A, Subordinated Notes, 1.53%,
10/15/2029 26,740,000 14,645,897
Guggenheim MM CLO LLC, Series 2023-6A, Subordinated Notes,
15.02%, 1/25/2036 20,000,000 19,244,903
Ivy Hill Middle Market Credit Fund XX Ltd., Series 20A, Subordinated
Notes, 9.17%, 4/20/2035 18,000,000 15,030,176
Jefferies Credit Partners Direct Lending CLO Ltd., Series 2024-1A,
Subordinated Notes, 20.20%, 7/25/2036 20,403,000 19,572,275
Jefferies Credit Partners DL CLO 2024-II Ltd, Series 2A, Subordinated
Notes, 17.72%, 1/20/2037 35,272,444 30,879,862
Lake Shore MM CLO II Ltd., Series 2X, Subordinated Notes, 18.32%,
10/17/2031 1,700,000 413,068
Lake Shore MM CLO II Ltd., Series 2A, Subordinated Notes, 18.32%,
10/17/2031 17,300,000 4,203,579

Flat Rock Opportunity Fund
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS EQUITY
(a)(b)(c)
—
100.30% - continued Principal Amount Fair Value
Lake Shore MM CLO V LLC, Series 1A, Subordinated Notes, 14.56%,
1/15/2037 $ 22,400,000 $ 14,108,256
LCM Ltd., Series 34A, Income Notes, 3.30%, 10/20/2034 8,696,000 1,869,163
Maranon Loan Funding Ltd., Series 3A, Subordinated Notes, 29.19%,
10/15/2036 10,000,000 6,896,046
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 30A, Subordinated
Notes, 18.50%, 1/20/2039 14,555,000 8,473,209
New Mountain CLO Ltd., Series 3A, Subordinated Notes, 14.85%,
10/20/2034 10,000,000 6,342,832
New Mountain CLO Ltd., Series 4A, Subordinated Notes, 10.49%,
4/20/2036 16,500,000 12,793,734
New Mountain CLO Ltd., Series 2A, Subordinated Notes, 13.11%,
1/15/2038 8,250,000 5,124,239
New Mountain CLO Ltd., Series 1A, Subordinated Notes, 20.32%,
1/15/2038 10,520,364 8,688,588
Oaktree CLO Ltd., Series 2022-1A, Subordinated Notes, 12.50%,
5/15/2033 9,000,000 5,280,718
Oaktree CLO Ltd., Series 2019-4A, Subordinated Notes, 20.87%,
7/20/2037 9,000,000 5,601,736
Oaktree CLO Ltd., Series 2019-2A, Subordinated Notes, 23.27%,
10/15/2037 10,880,000 4,360,919
Oaktree CLO Ltd., Series 2019-3A, Subordinated Notes, 21.73%,
1/20/2038 8,981,520 5,446,658
OCP CLO Ltd., Series 2020-20, Subordinated Notes, 14.28%, 4/18/2037 6,000,000 3,892,817
Octagon 70 Alto Ltd., Series 1A, Subordinated Notes, 13.58%, 10/20/2036 6,000,000 3,508,096
Octagon Investment Partners 20-R Ltd., Series 4A, Subordinated Notes,
18.86%, 8/12/2037 51,980,000 13,841,824
Symphony CLO Ltd., Series 30A, Subordinated Notes, 10.20%, 4/20/2037 9,227,500 4,275,370
Symphony CLO XXIV Ltd., Series 24X, Subordinated Notes, 19.66%,
1/23/2032 5,000,000 2,081,777
TCP Whitney CLO Ltd., Series 1A, Subordinated Notes, 6.58%, 8/20/2033 3,575,763 2,132,813
TCP Whitney CLO Ltd., Series 1I, Subordinated Notes, 10.37%, 8/20/2033 11,500,000 5,353,092
TCW CLO Ltd., Series 2021-2A, Subordinated Notes, 9.19%, 7/25/2034 8,125,000 3,818,581
TCW CLO Ltd., Series 2021-2A, Income Notes, 9.25%, 7/25/2034 7,000,000 3,289,505
TCW CLO Ltd., Series 2024-2A, Subordinated Notes, 15.69%, 7/17/2037 18,000,000 12,171,457
Voya CLO Ltd., Series 2021-1A, Income Notes, 14.04%, 7/15/2034 6,960,000 4,123,133
Voya CLO Ltd., Series 2022-1A, Subordinated Notes, 14.11%, 4/20/2035 8,000,000 5,031,534
Voya CLO Ltd., Series 2024-2A, Subordinated Notes, 12.99%, 7/20/2037 10,500,000 7,861,219
Woodmont Trust, Series 2022-9A, Subordinated Notes, 19.33%,
10/25/2036 24,084,000 23,862,369
TOTAL COLLATERALIZED LOAN OBLIGATIONS EQUITY
(Cost $452,373,538) 420,161,190
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)(c)(f )
— 2.96% Principal Amount Fair Value
Brightwood Capital MM CLO Ltd., Series 2020-1, Class ER, 13.02%,
1/15/2031 (3M US SOFR + 872 bps) 6,500,000 6,483,714

Flat Rock Opportunity Fund
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)
3M US SOFR – 3 Month US SOFR as of March 31, 2025 was 4.35%.
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)(c)(f)
— 2.96%
- continued Principal Amount Fair Value
Brightwood Capital MM CLO Ltd., Series 2023-1A, Class E, 14.66%,
10/15/2035 (3M US SOFR + 1036 bps) $ 5,804,225 $ 5,906,861
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT
(Cost $11,708,644) 12,390,575
PRIVATE INVESTMENT FUNDS — 3.37% Shares Fair Value
New Mountain Guardian IV Feeder III, Ltd.
(g)
N/A 14,109,156
TOTAL PRIVATE INVESTMENT FUNDS (Cost $13,712,663) 14,109,156
SHORT-TERM INVESTMENTS - 1.06%
MONEY MARKET FUNDS - 1.06%
First American Government Obligations Fund, Class X, 4.27%
(h )
4,429,528 4,429,528
TOTAL SHORT-TERM INVESTMENTS (Cost $4,429,528) 4,429,528
TOTAL INVESTMENTS — 107.69% (Cost $482,224,373) 451,090,449
Liabilities in Excess of Other Assets — (7.69)% (32,198,079)
NET ASSETS — 100.00% $ 418,892,370
(a) The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b) Collateralized loan obligation (“CLO”) equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and CLO expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once a quarter or in connection with a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Total fair value of the securities is $420,161,190, which represents 100.30% of net assets as of March 31, 2025.
(c) Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted”
securities. As of March 31, 2025, the total fair value of these securities amounts to $432,551,765, which represents 103.26% of net assets.
(d) As of March 31, 2025 the Fund has commitments related to its investment in this CLO.
(e) Positions represent investments in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO position.
(f) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(g) Private investment fund does not issue shares.
(h) Rate disclosed is the seven day effective yield as of March 31, 2025.
SOFR -Secured Overnight Financing Rate

Flat Rock Core Income Fund
Schedule of Investments
March 31, 2025 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS EQUITY
(a)(b)(c)
— 8.14% Principal Amount Fair Value
Barings Middle Market CLO Ltd., Series 2021-1, Subordinated Notes,
17.56%, 7/20/2033 $ 6,300,000 $ 5,359,662
BlackRock Elbert CLO V, LLC, Series 5I, Subordinated Notes, 3.79%,
6/15/2034 2,000,000 1,205,080
BlackRock Maroon Bells CLO XI, LLC, Series 1A, Subordinated Notes,
18.51%, 1/15/2038 10,191,083 6,019,189
Blackrock Mt. Hood CLO X, LLC, Series 1A, Class VDN, 14.32%,
4/20/2035 5,000,000 2,191,942
Churchill Middle Market CLO III Ltd., Series 2021-1A, Subordinated
Notes, 12.31%, 10/24/2033 5,000,000 3,407,013
Jefferies Credit Partners DL CLO 2024-II Ltd, Series 2A, Subordinated
Notes, 17.72%, 1/20/2037 5,671,692 4,965,379
TCP Whitney CLO Ltd., Series 1A, Subordinated Notes, 6.39%, 8/20/2033 5,000,000 2,982,318
TOTAL COLLATERALIZED LOAN OBLIGATIONS EQUITY
(Cost $27,679,427) 26,130,583
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a )(c)
— 35.63% Principal Amount Fair Value
ABPCI Direct Lending Fund ABS II, LLC, Series 2A, Class B, 4.99%,
3/1/2032 7,149,801 6,653,915
ABPCI Direct Lending Fund ABS IV LP, Series 2024-1A, Class C,
12.12%, 5/1/2034 (3M US SOFR + 783 bps)
(d)
2,000,000 1,995,789
ABPCI Direct Lending Fund CLO, Series 2019-5A, Class D, 12.42%,
1/20/2036 (3M US SOFR + 813 bps)
(d)
5,250,000 5,272,246
ABPCI Direct Lending Fund CLO I, LLC, Series 2016-1A, Class E3,
13.29%, 7/20/2033 (3M US SOFR + 899 bps)
(d)
5,000,000 5,016,989
Barings Middle Market CLO Ltd., Series 2023-IIA, Class D, 12.96%,
1/20/2032 (3M US SOFR + 867 bps)
(d)
5,000,000 5,022,008
Brightwood Capital MM CLO Ltd., Series 2023-1A, 10.76%, 10/15/2035
(3M US SOFR + 646 bps)
(d)
7,900,000 7,983,387
Brightwood Capital MM CLO Ltd., Series 2023-1X, Class D, 10.76%,
10/15/2035 (3M US SOFR + 646 bps)
(d)
1,500,000 1,515,833
Brightwood Capital MM CLO Ltd., Series 2024-2A, Class D, 10.05%,
4/15/2036 (3M US SOFR + 575 bps)
(d)
5,000,000 5,034,854
Deerpath Capital CLO Ltd., Series 2020-1A, Class DR, 11.04%, 4/17/2034
(3M US SOFR + 639 bps)
(d)
4,125,000 4,129,696
Fortress Credit Opportunities XIX CLO, LLC, Series 2022-19A, Class ER,
12.30%, 10/15/2036 (3M US SOFR + 800 bps)
(d)
5,000,000 5,012,559
Fortress Credit Opportunities XXI CLO LLC, Series 2023-21A, Class ER,
11.54%, 1/21/2037 (3M US SOFR + 725 bps)
(d)
10,000,000 10,122,912
Great Lakes CLO Ltd., Series 2014-1A, Class FR, 14.56%, 10/15/2029
(3M US SOFR + 1026 bps)
(d)
3,000,000 2,876,847
Great Lakes CLO Ltd., Series 2019-1A, Class ERR, 11.81%, 4/15/2037
(3M US SOFR + 750 bps)
(d)
5,000,000 5,012,185
Maranon Loan Funding Ltd., Series 2021-3A, Class DR, 9.11%,
10/15/2036 (3M US SOFR + 481 bps)
(d)
5,000,000 5,067,540

Flat Rock Core Income Fund
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)(c)
— 35.63%
- continued Principal Amount Fair Value
MCF CLO IV, LLC, Class ERR, 13.21%, 10/20/2033 (3M US SOFR + 891
bps)
(d)
$ 5,000,000 $ 5,017,243
MCF CLO VII, LLC, Class ER, Series 2017-3A, Class ER, 13.71%,
7/20/2033 (3M US SOFR + 915 bps)
(d)
5,000,000 5,015,306
Monroe Capital MML CLO VIII Ltd., Series 2019-1A, Class ER, 12.95%,
11/22/2033 (3M US SOFR + 862 bps)
(d)
6,250,000 6,268,415
Monroe Capital MML Ltd., Series 2019-2A, Class E, 13.25%, 10/22/2031
(3M US SOFR + 896 bps)
(d)
1,625,000 1,632,067
Monroe Capital MML Ltd., Series 2021-1A, Class E, 13.12%, 5/20/2033
(3M US SOFR + 880 bps)
(d)
5,000,000 5,019,624
Mount Logan Funding LP, Series 2018-1A, Class ER, 13.35%, 1/22/2033
(3M US SOFR + 872 bps)
(d)
6,721,812 6,762,996
PennantPark CLO V Ltd., Series 2022-5A, Class ER, 12.25%, 10/15/2033
(3M US SOFR + 795 bps)
(d)
4,000,000 4,010,582
PennantPark CLO VII, LLC, Series 2023-7A, Class D, 11.29%, 7/20/2035
(3M US SOFR + 700 bps)
(d)
3,000,000 3,003,070
TCP Whitney CLO, LLC, Series 2017-1A, Class DR, 8.43%, 8/20/2033
(3M US SOFR + 411 bps)
(d)
1,897,000 1,898,938
THL Credit Lake Shore MM CLO I LTD, Series 2019-1A, Class ER,
13.53%, 4/15/2033 (3M US SOFR + 923 bps)
(d)
5,000,000 5,049,638
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT
(Cost $112,766,607) 114,394,639
FIRST LIEN SENIOR SECURED DEBT
(a)
— 61.72% Principal Amount Fair Value
Accordion Partners, 11/15/2031 (3M US SOFR + 600 bps)
(d)(e)
5,624,348 5,624,348
Accordion Partners - DDTL, 11/15/2031 (1.00%)
(f)
766,957 766,957
Accordion Partners - Revolver, 11/15/2031 (.50%)
(f)
608,696 608,696
ALM Media, LLC - Term Loan, 2/21/2029 (3M US SOFR + 550 bps)
(d)(e)
6,912,500 6,912,500
Amerit Fleet Parent LLC - DDTL, 1/27/2032 (1.00%)
(f)(g)
610,169 605,904
Amerit Fleet Parent LLC - Revolver, 1/27/2032 (.50%)
(f)(g)
1,084,746 1,076,825
Amerit Fleet Parent LLC - Term Loan, 1/27/2032 (3M US SOFR + 525
bps)
(d)(e)(g)
6,305,085 6,272,853
Bounteous, Inc. - Term Loan, 8/2/2027 (1M US SOFR + 475 bps)
(d)(e)
4,258,922 4,196,742
Capitol Imaging - DDTL, 1/3/2030
(f)(g)
1,054,795 1,036,895
Capitol Imaging - Revolver, 1/3/2030
(f)(g)
359,589 353,487
Capitol Imaging - Term Loan, 1/3/2030 (3M US SOFR + 500 bps)
(d)(e)(g)
5,585,616 5,490,829
Congruex Group, LLC-Term Loan, 5/3/2029 (3M US SOFR + 650 bps)
(d)(h)
7,053,386 6,411,528
Consor Intermediate II, LLC - DDTL, 5/10/2031 (1.00%)
(f)
2,038,310 2,013,239
Consor Intermediate II, LLC - Revolver, 5/10/2031 (.50%)
(f)
676,056 667,741
Consor Intermediate II, LLC - Term Loan, 5/10/2031 (1M US SOFR + 475
bps)
(d)
3,278,662 3,238,334
Crane Engineering Sales - Term Loan, 8/25/2029 (3M US SOFR + 525
bps)
(d)(e)
7,518,151 7,503,114
Cyber Advisors - DDTL, 7/18/2028 (1.00%)
(f)
134,185 132,723
Cyber Advisors - Term Loan, 7/18/2028 (3M US SOFR + 525 bps)
(d)(e)
6,853,471 6,778,768

Flat Rock Core Income Fund
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)
FIRST LIEN SENIOR SECURED DEBT
(a)
— 61.72% - continued Principal Amount Fair Value
Diversified Risk Holdings - Revolver, 4/30/2026 (3M US SOFR + 625
bps)
(d)(e)
$ 296,296 $ 290,370
Diversified Risk Holdings - Term Loan, 4/30/2026 (3M US SOFR + 625
bps)
(d)(e)
6,984,675 6,844,981
Drive Automotive Services, LLC - Term Loan, 8/2/2026 (3M US SOFR +
600 bps)
(d)(e)
4,174,526 3,926,621
ETC Group - Term Loan, 10/8/2029 (3M US SOFR + 600 bps)
(d)(e)
1,964,471 1,447,815
First Brands Group LLC, 3/30/2027 (3M US SOFR + 527 bps)
(d)(e)
5,000,000 4,631,250
Flagship Oral Surgery Partners, LLC - DDTL, 11/20/2025 (1.00%)
(f)
4,375,183 4,361,630
Flagship Oral Surgery Partners, LLC - Term Loan, 12/20/2027 (3M US
SOFR + 600 bps)
(d)
623,255 621,324
Galactic Litigation Partners - Term Loan, 6/21/2024
(g)(i)(j)
7,274,854 4,156,524
Inmar, Inc. - Term Loan, 10/30/2031 (1M US SOFR + 550 bps)
(d)(e)
3,940,125 3,931,496
Isagenix International, LLC - Term Loan, 4/14/2028 (3M US SOFR + 660
bps)
(d)(h)
1,366,722 736,663
Mag Aerospace - Term Loan, 4/1/2027 (3M US SOFR + 550 bps)
(d)(e)
3,758,621 3,617,673
Magnate Worldwide, LLC - Incremental Term Loan, 12/30/2028 (3M US
SOFR + 550 bps)
(d)(e)
2,992,500 2,937,238
Magnate Worldwide, LLC - Term Loan, 12/30/2028 (3M US SOFR + 550
bps)
(d)(e)
3,805,366 3,735,092
NorthPole US, LLC - Term Loan, 3/3/2025
(i)(j)
1,837,500 91,875
Oak Point Partners - Term Loan, 12/1/2027 (1M US SOFR + 525 bps)
(d)(e)
3,651,059 3,623,352
Oil Changer Holding Corporation - Term Loan, 2/1/2027 (3M US SOFR +
675 bps)
(d)
6,981,802 6,908,473
Perennial Services Group - DDTL, 9/8/2029 (1.00%)
(f)
189,743 186,485
Perennial Services Group - DDTL, 9/8/2029 (3M US SOFR + 475 bps)
(d)(e)
2,503,448 2,460,465
Perennial Services Group - Term Loan, 9/8/2029 (3M US SOFR + 550
bps)
(d)(e)
4,942,630 4,857,767
Profile Products, LLC - Term Loan, 11/12/2027 (1M US SOFR + 575
bps)
(d)(e)
2,935,233 2,844,827
PTSH Intermediate Holdings, LLC - Term Loan, 12/17/2027 (3M US
SOFR + 590 bps)
(d)(e)
8,000,000 7,864,239
S&P Engineering Solutions - Term Loan, 5/2/2030 (3M US SOFR + 500
bps)
(d)(e)(g)
4,937,500 4,926,638
SGA Dental Partners - DDTL, 7/17/2029 (1.00%)
(f)
394,444 388,459
SGA Dental Partners - Term Loan, 7/17/2029 (3M US SOFR + 550 bps)
(d)(e)
6,588,806 6,488,830
Solaray, LLC - Term Loan, 12/15/2025 (3M US SOFR + 650 bps)
(d)(e)
1,655,646 1,505,277
Solaray, LLC - Term Loan, 12/15/2025 (3M US SOFR + 650 bps)
(d)(e)
1,566,379 1,424,118
Solaray, LLC - Term Loan, 12/15/2025 (3M US SOFR + 650 bps)
(d)(e)
1,373,990 1,249,202
Spencer Spirit, LLC - Term Loan, 7/15/2031 (1M US SOFR + 550 bps)
(d)(e)
4,987,500 5,017,774
Thryv, Inc. - Term Loan, 5/1/2029 (1M US SOFR + 675 bps)
(d)(e)
2,325,000 2,352,133
Trulite Holding Corp. - Term Loan, 3/1/2030 (1M US SOFR + 600 bps)
(d)(e)
4,906,250 4,844,922
Vehicle Management Services, LLC - Term Loan, 7/26/2027 (1M US
SOFR + 625 bps)
(d)(e)
8,408,161 8,391,344
Viapath Technologies - Term Loan, 8/6/2029 (1M US SOFR + 750 bps)
(d)
4,987,500 4,962,563
Watchguard Technologies, Inc. - Term Loan, 6/30/2029 (1M US SOFR +
525 bps)
(d)(e)
4,889,736 4,840,838

Flat Rock Core Income Fund
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)
FIRST LIEN SENIOR SECURED DEBT
(a)
— 61.72% - continued Principal Amount Fair Value
Watterson - Term Loan, 12/17/2026 (1200 bps)
(g)(h)
$ 4,182,779 $ 3,732,343
Xanitos, Inc. - Term Loan, 6/25/2026 (3M US SOFR + 650 bps)
(d)(e)(g)
3,467,713 3,460,777
Xenon Arc, Inc. - Term Loan, 12/20/2028 (1M US SOFR + 575 bps)
(d)(e)(g)
8,000,000 7,840,000
Zavation Medical Products, LLC - Revolver, 6/30/2028 (.50%)
(f)
163,814 163,486
Zavation Medical Products, LLC - Revolver, 6/30/2028 (3M US SOFR +
650 bps)
(d)(e)(f)
304,225 303,617
Zavation Medical Products, LLC - Term Loan, 6/30/2028 (3M US SOFR +
650 bps)
(d)(e)
6,500,830 6,487,828
TOTAL FIRST LIEN SENIOR SECURED DEBT (Cost $205,215,853) 198,147,792
COMMON STOCKS
(a)
— 0.00% Shares Fair Value
Isagenix International, LLC
(i)
85,665 —
Total Common Stocks (Cost $–) —
PRIVATE INVESTMENT FUNDS — 15.58% Shares Fair Value
BCP Great Lakes II - Series A Holdings LP
(k)
N/A 12,252,570
Hercules Private Global Venture Growth Fund I LP
(k)
N/A 15,977,919
New Mountain Guardian IV Feeder III, Ltd.
(k)
N/A 7,054,578
TriplePoint Private Venture Credit, Inc. 1,324,395 14,714,023
TOTAL PRIVATE INVESTMENT FUNDS (Cost $54,271,615) 49,999,090
SHORT-TERM INVESTMENTS - 0.76%
MONEY MARKET FUNDS - 0.76%
First American Government Obligations Fund, Class X, 4.27%
(l)
2,429,907 2,429,907
TOTAL SHORT-TERM INVESTMENTS (Cost $2,429,907) 2,429,907
TOTAL INVESTMENTS — 121.83% (Cost $402,363,409) 391,102,011
Liabilities in Excess of Other Assets — (21.83)% (70,086,764)
NET ASSETS — 100.00% $ 321,015,247
(a) The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b) Collateralized loan obligation (“CLO”) equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and CLO expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once a quarter or in connection with a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Total fair value of the securities is $26,130,583, which represents 8.14% of net assets as of March 31, 2025.
(c) Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted”
securities. As of March 31, 2025, the total fair value of these securities amounts to $140,525,222, which represents 43.78% of net assets.

Flat Rock Core Income Fund
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)
Reference Rates:
1M US SOFR – 1 Month SOFR as of March 31, 2025 was 4.33%.
3M US SOFR – 3 Month SOFR as of March 31, 2025 was 4.35%.
(d) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(e) All or a portion of the security has been pledged as collateral in connection with the credit facility with certain funds and accounts managed by Cadence Bank, N.A. (the “Credit Facility”). At March 31, 2025,
the value of securities pledged amounted to $154,635,270, which represents approximately 48.17% of net assets.
(f) Investment has been committed to but has not been funded by the Fund as of March 31, 2025.
(g) Investment was acquired via participation agreement.
(h) A portion of the stated interest rate is payment-in-kind.
(i) Non-income producing security.
(j) Investment is past its legal maturity date and facility is currently winding down.
(k) Private investment fund does not issue shares.
(l) Rate disclosed is the seven day effective yield as of March 31, 2025.
SOFR -Secured Overnight Financing Rate

Flat Rock Enhanced Income Fund
Schedule of Investments
March 31, 2025 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)(b)
— 100.32% Principal Amount Fair Value
ABPCI Direct Lending Fund ABS II LLC, Series 2022-2A, Class C, 8.24%,
3/1/2032 $ 5,243,188 $ 4,923,946
ABPCI Direct Lending Fund ABS III LLC, Series 2023-1A, Class E,
12.05%, 8/1/2027 16,500,000 16,332,715
ABPCI Direct Lending Fund ABS IV LP, Series 2024-1A, Class C,
12.12%, 5/1/2034 (3M US SOFR + 783 bps)
(c)
11,000,000 10,976,838
ABPCI Direct Lending Fund CLO I LLC, Series 2023-12A, Class E,
13.97%, 4/29/2035 (3M US SOFR + 968 bps)
(c)
6,200,000 6,262,763
ABPCI Direct Lending Fund CLO Ltd., Series 2023-15A, Class E, 12.89%,
10/30/2035 (3M US SOFR + 860 bps)
(c)
3,000,000 3,010,449
ABPCI Direct Lending Fund CLO Ltd., Series 2019-5A, Class D, 12.42%,
1/20/2036 (3M US SOFR + 813 bps)
(c)
14,000,000 14,059,326
ABPCI Direct Lending Fund CLO Ltd., Series 2023-16A, Class E, 13.18%,
2/1/2036 (3M US SOFR + 861 bps)
(c)
12,000,000 12,052,072
Barings Middle Market CLO Ltd., Series 2023-IIA, Class E, 14.72%,
1/20/2032 (3M US SOFR + 1043 bps)
(c)
8,500,000 8,346,931
Barings Middle Market CLO Ltd., Series 2021-IA, Class D, 13.21%,
7/20/2033 (3M US SOFR + 891 bps)
(c)
1,000,000 1,004,053
Barings Middle Market CLO Ltd., Series 2023-IA, Class D, 12.91%,
1/20/2036 (3M US SOFR + 862 bps)
(c)
11,500,000 11,544,251
BCC Middle Market CLO LLC, Series 2023-1A, Class E, 14.13%,
7/20/2035 (3M US SOFR + 984 bps)
(c)
3,750,000 3,799,862
BCC Middle Market CLO LLC, Series 2018-1A, Class DR, 12.61%,
4/20/2036 (3M US SOFR + 832 bps)
(c)
10,000,000 10,068,214
BlackRock Maroon Bells CLO XI LLC, Series 2022-1A, Class ER,
12.10%, 1/15/2038 (3M US SOFR + 777 bps)
(c)
14,500,000 14,536,012
Blackrock Mt. Hood CLO X LLC, Series 2023-1I, Class E, 14.33%,
4/20/2035 (3M US SOFR +1004 bps)
(c)
654,052 661,322
Blackrock Mt. Hood CLO X LLC, Series 2023-1A, Class E, 14.33%,
4/20/2035 (3M US SOFR + 1004 bps)
(c)
14,413,362 14,573,587
Brightwood Capital MM CLO Ltd., Series 2020-1, Class ER, 13.02%,
1/15/2031 (3M US SOFR + 872 bps)
(c)
13,000,000 12,967,429
Brightwood Capital MM CLO Ltd., Series 2019-1A, Class ER, 12.57%,
10/15/2034 (3M US SOFR + 827 bps)
(c)
18,000,000 18,044,935
Brightwood Capital MM CLO Ltd., Series 2024-2A, Class E, 13.21%,
4/15/2036 (3M US SOFR + 855 bps)
(c)
5,000,000 5,019,471
Churchill Middle Market CLO III Ltd., Series 2021-1A, Class E, 12.72%,
10/24/2033 (3M US SOFR + 816 bps)
(c)
1,000,000 1,004,010
Churchill Middle Market CLO Ltd., Series 2019-1A, Class ER, 12.43%,
4/23/2036 (3M US SOFR + 814 bps)
(c)
16,000,000 16,068,749
CIFC-LBC Middle Market CLO LLC, Series 2023-1A, Class E, 13.59%,
10/20/2035 (3M US SOFR + 930 bps)
(c)
3,750,000 3,788,395
Fortress Credit Opportunities XIX CLO, LLC, Series 2022-19A, Class ER,
12.30%, 10/15/2036 (3M US SOFR + 800 bps)
(c)
14,000,000 14,035,164
Fortress Credit Opportunities XXI CLO LLC, Series 2021-1A, Class ER,
11.54%, 1/21/2037 (3M US SOFR + 725 bps)
(c)
14,000,000 14,172,078

Flat Rock Enhanced Income Fund
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)(b)
— 100.32%
- continued Principal Amount Fair Value
Great Lakes CLO Ltd., Series 2015-1A, Class ER, 11.93%, 1/16/2030 (3M
US SOFR + 736 bps)
(c)
$ 25,270,000 $ 25,399,112
Great Lakes CLO Ltd., Series 2021-5A, Class E, 12.06%, 4/15/2033 (3M
US SOFR + 776 bps)
(c)
9,950,000 9,975,334
Great Lakes CLO Ltd., Series 2021-6A, Class E, 12.59%, 1/15/2034 (3M
US SOFR + 803 bps)
(c)
5,150,000 5,167,315
Great Lakes CLO Ltd., Series 2019-1A, Class ERR, 11.81%, 4/15/2037
(3M US SOFR + 750 bps)
(c)
8,500,000 8,520,714
Great Lakes Kcap F3c Senior LLC, Series 2017-1A, Class E, 12.07%,
12/20/2029 (3M US SOFR + 750 bps)
(c)
13,500,000 13,551,585
Guggenheim Corp. Funding, Series 2023-6A, Class E, 13.41%, 1/25/2036
(3M US SOFR + 911 bps)
(c)
7,500,000 7,576,580
HPS Private Credit CLO LLC, Series 2023-1A, Class E, 14.15%,
7/15/2035 (3M US SOFR + 985 bps)
(c)
11,000,000 11,148,675
HPS Private Credit CLO LLC, Series 2024-2A, Class E, 12.44%,
5/15/2036 (3M US SOFR + 812 bps)
(c)
16,000,000 16,063,475
Jefferies Credit Partners Direct Lending CLO Ltd., Series 2024-1A, Class
E, 12.55%, 7/25/2036 (3M US SOFR + 825 bps)
(c)
1,200,000 1,206,875
Lake Shore MM CLO II Ltd., Series 2019-2A, Class ERR, 12.95%,
10/17/2031 (3M US SOFR + 865 bps)
(c)
18,000,000 18,086,392
Lake Shore MM CLO IV Ltd., Series 2021-1A, Class ER, 12.86%,
1/15/2037 (3M US SOFR + 856 bps)
(c)
5,488,000 5,501,451
Lake Shore MM CLO V LLC, Series 2022-1A, Class CR, 12.61%,
1/15/2037 (3M US SOFR + 831 bps)
(c)
18,800,000 18,858,280
Maranon Loan Funding LLC, Series 2022-1A, Class ER, 0.00%, 4/15/2037
(3M US SOFR + 675 bps)
(c)(d)
19,800,000 19,027,800
Maranon Loan Funding Ltd., Series 2021-3A, Class ER, 12.12%,
10/15/2036 (3M US SOFR + 782 bps)
(c)
19,700,000 19,747,197
MCF CLO IV, LLC, Series 2014-1A, Class ERR, 13.21%, 10/20/2033 (3M
US SOFR + 865 bps)
(c)
2,000,000 2,006,897
MCF CLO LLC, Series 2019-1A, Class ER, 12.36%, 4/17/2036 (3M US
SOFR + 891 bps)
(c)
5,000,000 5,015,989
MCF CLO VIII Ltd., Series 2018-1A, Class ER, 12.29%, 4/18/2036 (3M
US SOFR + 800 bps)
(c)
2,000,000 2,006,783
Monroe Capital MML CLO Ltd., Series 2019-2A, Class E, 13.25%,
10/22/2031 (3M US SOFR + 896 bps)
(c)
7,000,000 7,030,442
Monroe Capital MML CLO Ltd., Series 2021-1A, Class E, 13.12%,
5/20/2033 (3M US SOFR + 880 bps)
(c)
6,540,000 6,565,668
Monroe Capital MML CLO Ltd., Series 2019-1X, Class ER, 12.95%,
11/22/2033 (3M US SOFR + 862 bps)
(c)
2,000,000 2,005,893
Monroe Capital MML CLO Ltd., Series 2023-1A, Class E, 13.38%,
9/23/2035 (3M US SOFR + 909 bps)
(c)
3,000,000 3,024,296
Monroe Capital MML CLO Ltd., Series 2024-1A, Class E, 12.08%,
7/23/2036 (3M US SOFR + 779 bps)
(c)
28,000,000 28,123,986
Monroe Capital MML CLO VIII Ltd., Series 2019-1A, Class ER, 12.95%,
11/22/2033 (3M US SOFR + 862 bps)
(c)
4,200,000 4,212,375

Flat Rock Enhanced Income Fund
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)
Investment Abbreviations:
SOFR – Secured Overnight Financing Rate
Reference Rates:
3M US SOFR – 3 Month SOFR as of March 31, 2025 was 4.35%.
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)(b)
— 100.32%
- continued Principal Amount Fair Value
Monroe Capital MML CLO X Ltd., Series 2020-1A, Class ER, 13.07%,
5/20/2034 (3M US SOFR + 875 bps)
(c)
$ 4,500,000 $ 4,514,494
Monroe Capital MML Clo XVII Ltd., Series 2024-2A, Class E, 12.35%,
1/15/2037 (3M US SOFR + 790 bps)
(c)
14,000,000 14,010,210
Mount Logan Funding LP, Series 2018-1A, Class ER, 13.35%, 1/22/2033
(3M US SOFR + 872 bps)
(c)
2,068,250 2,080,922
PennantPark CLO V Ltd., Series 2022-5A, Class ER, 12.25%, 10/15/2033
(3M US SOFR + 795 bps)
(c)
6,000,000 6,015,874
TCP Whitney CLO Ltd., Series 2017-1A, Class ER, 12.74%, 8/22/2033
(3M US SOFR + 842 bps)
(c)
5,000,000 5,017,191
VCP RRL ABS II Ltd., Series 2022-1A, Class CR, 0.00%, 7/20/2035 (3M
US SOFR + 725 bps)
(c)(d)
11,750,000 11,750,000
VCP RRL ABS IV LLC, Series 2025-1A, Class C, 11.85%, 4/20/2035 (3M
US SOFR + 740 bps)
(c)
11,750,000 11,750,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT
(Cost $505,815,351) 512,214,377
SHORT-TERM INVESTMENTS - 5.82% Shares Fair Value
MONEY MARKET FUNDS - 5.82%
First American Government Obligations Fund, Class X, 4.27%
(e)
29,688,633 29,688,633
TOTAL SHORT-TERM INVESTMENTS (Cost $29,688,633) 29,688,633
TOTAL INVESTMENTS — 106.14% (Cost $535,503,984) 541,903,010
Liabilities in Excess of Other Assets — (6.14)% (31,363,184)
NET ASSETS — 100.00% $ 510,539,826
(a) The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b) Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted”
securities. As of March 31, 2025, the total fair value of these securities amounts to $512,214,377, which represents 100.32% of net assets.
(c) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d) Purchase of this security was settled after March 31, 2025.
(e) Rate disclosed is the seven day effective yield as of March 31, 2025.